Commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Collection and payment services:
Bills	€ 328	€ 334		€ 368
Demand accounts	1,382	1,371		1,490
Cards	3,858	3,514		3,515
Orders	478	475		449
Cheques and other	155	138		154
Total collection and payment services	6,201	5,832		5,976
Marketing of non-banking financial products:
Investment funds	943	1,024		751
Pension funds	180	124		92
Insurance	2,631	2,433		2,517
Total marketing of non-banking financial products	3,754	3,581		3,360
Securities services:
Securities underwriting and placement	364	283		374
Securities trading	281	251		302
Administration and custody	485	458		359
Asset management	293	305		251
Total securities services	1,423	1,297		1,286
Other:
Foreign exchange	612	546		471
Financial guarantees	521	549		559
Commitment fees	293	291		283
Other fees and commissions	2,545	2,568		2,644
Total other	3,971	3,954		3,957
Total commission income	€ 15,349	€ 14,664	[1]	€ 14,579

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).